Income Taxes (Schedule Of Reconciliation Of Provision For Income And Capital Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Recovery of income taxes based on the combined Canadian federal and provincial statutory tax rates of 26.5% in 2011 and 28.5% in 2010 applied to the net loss from continuing operations	$ 160,656	$ 84,968
Lower foreign tax rates	2,628	(4,017)
Tax benefit of losses not recognized	(73,557)	(72,969)
Capital taxes	(8,618)	(2,006)
Foreign exchange and other	(80,459)	7,142
Recovery for income and capital taxes	$ 650	$ 13,118
Combined federal and provincial statutory tax rates	26.50%	28.50%